SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) $ in Thousands, $ in Thousands	6 Months Ended					12 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2026 SGD ($)		Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Revenue	$ 16,084		$ 20,814		$ 6,494
Supplier A [Member]
Amount of purchase	1,144		1,480		828
Accounts Payable		[1]				$ 165		[1]
Supplier B [Member]
Amount of purchase					629
Accounts Payable		[1]				226		[1]
Supplier C [Member]
Accounts Payable	206						$ 266
Customer A [Member]
Revenue	9,876		12,780		1,010
Accounts Receivable, Sale	4,614		5,971			4,995
Customer B [Member]
Revenue		[2]		[2]	1,077
Customer C [Member]
Revenue		[2]		[2]	811
Customer D [Member]
Revenue	1,691		2,188
Accounts Receivable, Sale	$ 1,708		$ 2,210			[3]

[1]	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.
[2]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.
[3]	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.